Consolidated Statements of Operations and Comprehensive Loss (Parentheticals) - USD ($)	12 Months Ended
	Jun. 30, 2024	Jun. 30, 2023	Jun. 30, 2022
General and Administrative
Share-based compensation	$ 0.5	$ 0.9	$ 1.5
Research and Development
Share-based compensation	$ 0.03	$ 0.03	$ 1.2